Tax liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current tax liabilities	$ 34,285	$ 10,101	$ 8,933
Provincial Municipal Federal Contribution Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	10,518	3,871
VAT Payable [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	9,819
Tax Withholdings [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	10,291	4,170
SUSS Withholdings [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	519	325
Municipal Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	$ 3,138	$ 1,735